Investments (Realized Gains and Losses and Proceeds on Investments and Other Assets) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Realized gains and losses and proceeds on investments and other assets
Fair Value of Structured Notes	$ 40,000,000		$ 38,000,000	$ 41,000,000
Other than Temporary Impairment Losses, Investments	0		1,000,000	3,000,000	17,000,000
Available-for-sale Securities, Gross Realized Gain (Loss)			11,000,000
Realized gains and losses, net	2,000,000	(2,000,000)	12,000,000	187,000,000	7,000,000
Business Combination, Bargain Purchase, Gain Recognized, Amount			0	(48,000,000)
Gross Proceeds from Sale, Maturity and Call of Investments	331,000,000	248,000,000
Gross Proceeds from Sale, Maturity and Call of Investments and Other Assets			1,052,000,000	1,015,000,000	1,326,000,000
Net gain (loss) recorded on structured notes	2,000,000	1,000,000		3,000,000	(4,000,000)
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net			0	(79,000,000)
Fixed Maturity Securities, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Fixed Maturity Securities, Gross Realized Gains	2,000,000	3,000,000	10,000,000	16,000,000	38,000,000
Fixed Maturity Securities, Gross Realized Losses	0	3,000,000	(4,000,000)	(5,000,000)	(18,000,000)
Available-for-sale Securities, Gross Realized Gain (Loss)	2,000,000	0	6,000,000	11,000,000	20,000,000
Gross Proceeds from Sale, Maturity and Call of Investments	301,000,000	245,000,000	887,000,000	976,000,000	1,251,000,000
Preferred Stock, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Fixed Maturity Securities, Gross Realized Gains	0		7,000,000	0
Fixed Maturity Securities, Gross Realized Losses	2,000,000		(2,000,000)	0
Available-for-sale Securities, Gross Realized Gain (Loss)	(2,000,000)		5,000,000	0
Gross Proceeds from Sale, Maturity and Call of Investments	28,000,000		121,000,000	29,000,000	21,000,000
Equity Securities, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Fixed Maturity Securities, Gross Realized Gains		1,000,000	15,000,000	3,000,000	2,000,000
Fixed Maturity Securities, Gross Realized Losses		0	(1,000,000)	0	0
Available-for-sale Securities, Gross Realized Gain (Loss)		1,000,000	14,000,000	3,000,000	2,000,000
Gross Proceeds from Sale, Maturity and Call of Investments		3,000,000	43,000,000	8,000,000	16,000,000
Other Long-term Investments
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net	2,000,000	(1,000,000)	(3,000,000)		(4,000,000)
Gross Proceeds from Sale, Maturity and Call of Investments	2,000,000	0	0		32,000,000
Other Assets [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net		(2,000,000)	(7,000,000)	(21,000,000)	(11,000,000)
Gross Proceeds from Sale, Maturity and Call of Investments		0	1,000,000	2,000,000	6,000,000
Loss on early extinguishment of debt [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net				(6,000,000)
O'Charley's and ABRH [Member] | Other Assets [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net			(3,000,000)	73,000,000
Remy | Other Assets [Member]
Realized gains and losses and proceeds on investments and other assets
Realized gains and losses, net				79,000,000
Equity Securities, Available for Sale
Realized gains and losses and proceeds on investments and other assets
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes			30,000,000	12,000,000	(2,000,000)
Fixed Maturities
Realized gains and losses and proceeds on investments and other assets
Available-for-sale Securities, Change in Net Unrealized Holding Gain (Loss) before Taxes			(58,000,000)	33,000,000	(10,000,000)
O'Charley's
Realized gains and losses and proceeds on investments and other assets
Business Combination, Bargain Purchase, Gain Recognized, Amount				$ 48,000,000